Stock-Based Compensation Plans - Total Estimated Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
Stock-Based Compensation Plans
Effect on net income	$ 5,508	$ 4,451	$ 9,277	$ 7,370
Cost of revenues
Stock-Based Compensation Plans
Effect on net income	386	304	652	505
Sales and marketing
Stock-Based Compensation Plans
Effect on net income	1,768	1,417	2,980	2,287
Research and development
Stock-Based Compensation Plans
Effect on net income	740	580	1,235	965
General and administrative
Stock-Based Compensation Plans
Effect on net income	$ 2,614	$ 2,150	$ 4,410	$ 3,613